FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 21 - FINANCIAL INSTRUMENTS
21.1 Financial assets and liabilities by categories

		At December 31,
		2023				2022
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Cash and cash equivalents	12	202	—	—	202	166	—	—	166
Trade receivables	13	—	—	386	386	—	—	465	465
Other financial assets		—	31	1	32	—	37	2	39
Total		202	31	387	620	166	37	467	670

		At December 31,
		2023				2022
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Trade payables and fixed asset payables	19	966	—	—	966	1,191	—	—	1,191
Borrowings	20	1,868	—	—	1,868	2,056	—	—	2,056
Other financial liabilities		—	35	7	42	—	40	15	55
Total		2,834	35	7	2,876	3,247	40	15	3,302
21.2 Fair values
The carrying value of the Group’s borrowings at maturity is the redemption value.
The fair value of Constellium SE Senior Notes issued in November 2017, June 2020, February 2021 and June 2021, based on quoted prices, was 100%, 99%, 92% and 92% respectively of the nominal value and amounted to €624 million, €290 million, €414 million and €276 million, respectively, at December 31, 2023.
All derivatives are presented at fair value in the Consolidated Statement of Financial Position. The fair values of trade receivables, other financial assets and liabilities approximate their carrying values, as a result of their liquidity or short maturity.

	At December 31,
	2023			2022
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Aluminium and premium derivatives	1	17	18	2	7	9
Energy derivatives	—	—	—	3	2	5
Other commodity derivatives	—	1	1	—	2	2
Currency commercial derivatives	1	10	11	3	20	23
Currency net debt derivatives	—	2	2	—	—	—
Other financial assets - derivatives	2	30	32	8	31	39

Aluminium and premium derivatives	1	9	10	—	19	19
Energy derivatives	3	9	12	3	7	10
Other commodity derivatives	—	2	2	—	1	1
Currency commercial derivatives	4	14	18	11	14	25
Other financial liabilities - derivatives	8	34	42	14	41	55
21.3 Valuation hierarchy
The following table provides an analysis of financial instruments measured at fair value, grouped into levels based on the degree to which the fair value is observable:
•Level 1 is based on a quoted price (unadjusted) in active markets for identical financial instruments. Level 1 includes aluminium, copper and zinc futures that are traded on the LME.
•Level 2 is based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. prices) or indirectly (i.e. derived from prices). Level 2 includes foreign exchange derivatives, natural gas derivatives and premium derivatives. The present value of future cash flows based on the forward or on the spot exchange rates at the balance sheet date is used to value foreign exchange derivatives.
•Level 3 is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs). Trade receivables are classified as a Level 3 measurement under the fair value hierarchy.

	At December 31,
	2023				2022
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	17	15	—	32	6	33	—	39
Other financial liabilities - derivatives	7	35	—	42	17	38	—	55
There was no material transfer of asset and liability categories into or out of Level 1, Level 2 or Level 3 during the years ended December 31, 2023 and 2022.